Contract Assets and Liabilities	12 Months Ended
Mar. 31, 2025
Contract Assets and Liabilities [Abstract]
CONTRACT ASSETS AND LIABILITIES

11. CONTRACT ASSETS AND LIABILITIES

	As of
	March 31, 2025	March 31, 2024
	US$’000	US$’000
Contract assets	24,969	14,806
Contract liabilities	630	3,674

The contract assets represent the Group’s right to consideration in exchange for services that the Group has transferred to a customer, which have not been billed to the customers. As of March 31, 2025 and 2024, the loss allowance for credit loss was assessed to be minimal. There was no allowance recognized for contract asset as of March 31, 2025 and 2024.

The contract liabilities represent the Group’s obligation to transfer services to a customer to which the Group has received consideration (or an amount of consideration is due) from the customer.